Significant judgements and estimates	12 Months Ended
Dec. 31, 2022
Significant Judgements and Estimates [Abstract]
Significant judgements and estimates
Significant judgements and estimates
In preparing these consolidated financial statements, management has made judgements and estimates that affect the application of the Group’s accounting policies and the reported amounts of assets and liabilities, income and expense. Actual results may differ from these estimates. Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognised prospectively. The significant judgements made in applying the Group’s accounting policies were applied consistently across the annual periods.
The significant judgements and key sources of estimation uncertainty that have a significant effect on the amounts recognised in these financial statements are outlined below.
Significant judgements
Intangible assets and goodwill
The Group has assigned indefinite lives to its bottling agreements with TCCC. This judgement has been made after evaluating the contractual provisions of the bottling agreements, the Group’s mutually beneficial relationship with TCCC and the history of renewals for bottling agreements.
Refer to Note 7 for further details on the judgement regarding the lives of bottling agreements.
Significant estimates
Impairment of indefinite lived intangible assets and goodwill
Determining whether goodwill and intangible assets with indefinite lives are impaired requires an estimation of the value in use or the fair value less costs to sell of the cash generating unit (CGU) to which the goodwill or intangible asset has been allocated. The value in use calculation requires management’s estimation of the future cash flows expected to arise from the CGU, including the impact of COVID-19 and climate-related risks. Refer to Note 7 for the sensitivity analysis of the assumptions used in the impairment analysis of goodwill and intangible assets with indefinite lives.
Deductions from revenue and sales incentives
The Group participates in various promotional programmes with customers designed to increase the sale of products. Among the programmes are arrangements under which rebates, refunds, price concessions or similar items can be earned by customers for attaining agreed upon sales levels, or for participating in specific marketing programmes. Those promotional programmes do not give rise to a separate performance obligation. Where the consideration the Group is entitled to varies because of such programmes, the amount payable is deemed to be variable consideration. Management makes estimates on an ongoing basis for each individual promotion to assess the value of the variable consideration based upon historical customer experience, expected customer performance and/or estimated sales volumes. The related accruals are recognised as a deduction from revenue and are not considered distinct from the sale of products to the customer. Refer to Note 15 for further details.
Income tax
The Group is subject to income taxes in numerous jurisdictions and there are many transactions for which the ultimate tax determination cannot be assessed with certainty in the ordinary course of business. The Group recognises a provision for situations that might arise in the foreseeable future based on an assessment of the probabilities as to whether additional taxes will be due. In addition, the Group is involved in various legal proceedings and tax matters. Where an outflow of funds is believed to be probable and a reliable estimate of the outcome of the dispute can be made, management provides for its best estimate of the liability. Where the final outcome on these matters is different from the amounts that were initially recorded, such differences impact the tax provision in the period in which such determination is made. These estimates are subject to potential change over time as new facts emerge and each circumstance progresses. The evaluation of deferred tax asset recoverability requires estimates to be made regarding the availability of future taxable income in the jurisdiction giving rise to the deferred tax asset. Refer to Note 21 for further details regarding income taxes.
Defined benefit plans
The determination of pension benefit costs and obligations are estimated based on assumptions determined with the assistance of external actuarial advice. The key assumptions impacting the valuations are the discount rate, salary rate of inflation and mortality rates. Refer to Note 16 for further details about the Group’s defined benefit pension plan costs and obligations.